Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Registrant Name	UNITED BREWERIES CO INC
Entity Central Index Key	0000888746
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	369,502,872
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	Vitacura 2670
Entity Address, Address Line Two	Twenty-Third Floor
Entity Address, City or Town	Santiago
Entity File Number	0-20486
Entity Incorporation, State or Country Code	F3
Entity Address, Country	CL
Entity Address, Postal Zip Code	7550098
Auditor Name	PricewaterhouseCoopers Consultores Auditores SpA
Auditor Firm ID	1364
Auditor Location	Santiago - Chile
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Vitacura 2670
Entity Address, Address Line Two	Twenty-Third Floor
Entity Address, City or Town	Santiago
Contact Personnel Name	Felipe Dubernet
Contact Personnel Email Address	fdubern@ccu.cl
City Area Code	562
Local Phone Number	24273536
Entity Address, Country	CL
Entity Address, Postal Zip Code	7550098
ADS [Member]
Document Information [Line Items]
Trading Symbol	CCU
Title of 12(b) Security	American Depositary Shares, each representing two shares of our Common Stock, without par value
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
No Trading Symbol Flag	true